Financial liabilities at fair value through profit or loss - Derivative financial liabilities FVTPL (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Liabilities [Abstract]
Foreign Currency Forwards	$ 334,340	$ 612,069
TOTAL	$ 334,340	$ 612,069